CONTINGENT FORWARD CONTRACTS - Series D contingent forward contract liability (Details) - Series D contingent forward contract liability	Dec. 31, 2020 Y Rate
Expected term
Derivative [Line Items]
Measurement input | Y	1.5
Interest rate (coupon rate)
Derivative [Line Items]
Measurement input	8.00
Yield (market rate)
Derivative [Line Items]
Measurement input	8.00
Effective interest rate
Derivative [Line Items]
Measurement input	2.47